Leases - Schedule of Leasing Activities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 901	$ 546	$ 402
Short-term lease cost	0	0	40
Variable lease cost	0	0	0
Total lease cost	901	546	442
Cash paid for operating leases	798	534	356
Right-of-use assets obtained in exchange for new operating lease liability	$ 2,514	$ 0	$ 1,736
Weighted-average remaining lease term - operating lease	2 days 5 hours	4 days 4 hours	4 days 20 hours
Weighted-average discount rate - operating lease	10.00%	10.00%	10.00%